Derivative Instruments and Hedging Strategies (Details) (USD $)						12 Months Ended					12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Dec. 02, 2012 Derivatives designated as hedging instruments	Nov. 27, 2011 Derivatives designated as hedging instruments	Dec. 02, 2012 Not designated	Dec. 02, 2012 Foreign exchange contracts item	Dec. 02, 2012 Foreign exchange contracts Derivatives designated as hedging instruments	Nov. 27, 2011 Foreign exchange contracts Derivatives designated as hedging instruments	Dec. 02, 2012 Commodity contract item	Dec. 02, 2012 Commodity contract Not designated	Dec. 02, 2012 Commodity contract Not designated Selling, general and administrative expense
Derivative instruments and hedging strategies
Number of derivative instruments outstanding for sale contract						26
Notional amount of derivative instruments for sale contracts						$ 15,000,000
Estimated period over which deferred gains reclassify from accumulated other comprehensive income to cost of goods sold						12 months
Expected amount of reclassification from accumulated other comprehensive income to cost of goods sold						200,000
Number of derivative instruments									15
Change in fair value											100,000
Fair value carrying amount of derivative instruments
Asset derivatives, fair value	18,000	1,368,000		1,368,000	18,000			1,368,000		18,000
Liability derivatives, fair value	$ (268,000)	$ (34,000)	$ (268,000)	$ (34,000)			$ (268,000)	$ (34,000)